Fees to auditors appointed at the Annual General Meeting (Tables)	12 Months Ended
Dec. 31, 2017
Fees to auditors appointed at the Annual General Meeting
Summary of fees to auditors appointed at the Annual General Meeting

DKK thousand	2017	2016	2015
Audit	1,050	1,937	315
Audit-related services and other assurance engagements	2,506	4,107	30
Tax advice	104	43	104
Other	268	232	29

Total fees	3,928	6,319	478